UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2004

Date of reporting period: 12/31/2004

Item 1. Report to Stockholders.

January 2005

Report to Fellow Shareholders:

Stock returns for 2004 were generally good with small companies again leading the way. Corporate earnings continued to rebound from the depressed levels of 2002 and 2003. The U.S. economy remains on solid footing with 3-4% growth and limited inflation. Oil and gas prices continue to be a concern as does the low value of the dollar. Heading into 2005 we expect the economy to grow, albeit at slower rates, and corporate earnings to remain strong but slowing. After two solid years of equity returns, we expect 2005 to be more difficult, which we think favors our investment philosophy of holding quality, steady and consistent, growth companies.

Nicholas Limited Edition returned 13.94% for calendar year 2004 compared to 10.87% for the S&P 500 and 14.31% for the Russell 2000 Growth Index.

Returns for Nicholas Limited Edition, Inc. and selected indices are provided in the chart below for the periods ended December 31, 2004.

		Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	15 Year
Nicholas Limited Edition, Inc.	13.94%	6.74%	3.75%	9.48%	10.21%
Russell 2000 Growth Index	14.31%	5.79%	(3.57)%	7.12%	7.50%
Standard & Poor’s 500 Index	10.87%	3.58%	(2.30)%	12.07%	10.93%
Morningstar Small-Cap Growth Fund Category	12.09%	4.89%	(0.55)%	10.24%	10.20%
Ending value of $10,000 invested in Nicholas Limited Edition, Inc. (Distributions Reinvested)	$11,394	$12,162	$12,022	$24,728	$42,965

Past performance is no guarantee of future results. Assumes reinvestment of all dividends and distributions. Investment returns and principal value will fluctuate, so that you may have a gain or loss when you sell your shares. Performance data current to the most recent month-end, which may be higher or lower than that cited, is available at www.nicholasfunds.com/returns.htm.

Looking back at 2004, the housing, gaming, energy, financial, industrial and materials sectors all performed well while media, healthcare and technology sectors were laggards. Because we tend to stay away from some of the more cyclical sectors the Fund was up less than the small-cap benchmarks. Strong performance in consumer staples and financials helped the Fund's performance relative to the indices. Also, underweighting of technology helped performance on a relative basis.

The line graph which follows compares the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal years of the Fund, to the same investment over the same period in two peer group indices. The graph assumes a $10,000 investment in the Fund and the indices at the beginning of the first fiscal year. The peer group in the graph includes the Russell 2000 Index and the Russell 2000 Growth Index. The Fund believes the Russell 2000 Index and the Russell 2000 Growth Index are representative of the performance of small- and medium-capitalization growth companies in which the Fund primarily invests and provide a meaningful and representative basis of comparison for Fund investors.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

NICHOLAS LIMITED EDITION, INC., RUSSELL 2000 INDEX AND RUSSELL 2000 GROWTH INDEX

	Nicholas Limited Edition, Inc.	% Total Return	Russell 2000 Index	% Total Return	Russell 2000 Growth Index	% Total Return
12/31/1994	$10,000.00		$10,000.00		$10,000.00
12/31/1995	13,018.00	30.18%	12,844.00	28.44%	13,104.00	31.04%
12/31/1996	15,857.23	21.81%	14,961.98	16.49%	14,579.51	11.26%
12/31/1997	21,093.28	33.02%	18,307.47	22.36%	16,467.56	12.95%
12/31/1998	21,445.54	1.67%	17,840.63	(2.55)%	16,670.11	1.23%
12/31/1999	20,568.42	(4.09)%	21,633.55	21.26%	23,853.26	43.09%
12/31/2000	18,787.19	(8.66)%	20,980.22	(3.02)%	18,502.97	(22.43)%
12/31/2001	20,329.62	8.21%	21,502.63	2.49%	16,795.15	(9.23)%
12/31/2002	15,550.13	(23.51)%	17,098.89	(20.48)%	11,712.94	(30.26)%
12/31/2003	21,700.20	39.55%	25,178.11	47.25%	17,398.39	48.54%
12/31/2004	24,725.21	13.94%	29,793.26	18.33%	19,888.11	14.31%

 The Fund's average annual total returns for the one, five and ten year periods ended on the last day of the most recent fiscal year are as follows:

	One Year Ended December 31, 2004	Five Years Ended December 31, 2004	Ten Years Ended December 31, 2004
Average Annual Total Return	13.94%	3.75%	9.48%

Past performance is not predictive of future performance, and the above graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Looking further ahead into 2005, we feel our style of investing will serve us well as cyclical corporate earnings growth slows and the market starts to focus on the type of high quality consistent earnings companies in which we invest.

Thank you for your continued support.

Sincerely,

David O. Nicholas
Portfolio Manager
Financial Highlights
For a share outstanding throughout each period
-----------------------------------------------------------------------------------------------------------------------
                                                             Year Ended December 31,
                               ----------------------------------------------------------------------------------------
                                2004     2003     2002     2001     2000     1999     1998     1997     1996     1995
                               ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE,
 BEGINNING OF PERIOD ........  $17.43   $12.49   $16.37   $15.16   $22.61   $24.20   $25.07   $20.74   $19.22   $17.09
   INCOME (LOSS) FROM
    INVESTMENT OPERATIONS
   Net investment income
    (loss) ..................    (.04)    (.05)    (.07)    (.08)    (.02)     .05      .01      .00*     .01      .08
   Net gain (loss) on
    securities (realized and
    unrealized) .............    2.47     4.99    (3.78)    1.33    (1.85)   (1.05)     .38     6.82     4.14     5.07
                               ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
      Total from investment
       operations ...........    2.43     4.94    (3.85)    1.25    (1.87)   (1.00)     .39     6.82     4.15     5.15
                               ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
   LESS DISTRIBUTIONS
   From net investment
    income ..................      --       --       --       --       --     (.05)    (.01)    (.00)*   (.01)    (.08)
   From net capital gain ....    (.27)      --     (.03)    (.04)   (5.58)    (.54)   (1.25)   (2.49)   (2.62)   (2.94)
   In excess of book
    realized gain ...........      --       --       --       --       --       --     (.00)**    --       --       --
                               ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
      Total distributions ...    (.27)      --     (.03)    (.04)   (5.58)    (.59)   (1.26)   (2.49)   (2.63)   (3.02)
                               ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, END
 OF PERIOD ..................  $19.59   $17.43   $12.49   $16.37   $15.16   $22.61   $24.20   $25.07   $20.74   $19.22
                               ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
                               ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

TOTAL RETURN ................  13.94%   39.55% (23.51)%    8.21%  (8.66)%  (4.09)%    1.67%   33.02%   21.81%   30.18%

SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) ..........  $158.7   $146.0   $107.5   $164.2   $191.4   $278.8   $367.2   $328.0   $232.8   $169.6
Ratio of expenses to
 average net assets .........    .91%     .91%     .90%     .89%     .86%     .87%     .85%     .86%     .86%     .90%
Ratio of net investment
 income (loss) to average
 net assets .................  (.24)%   (.32)%   (.49)%   (.47)%   (.12)%     .21%     .06%     .01%     .06%     .38%
Portfolio turnover rate .....  34.98%   40.32%   58.89%   60.82%   82.14%   36.01%   30.06%   37.05%   32.31%   35.77%
 * The amount rounds to $0.00, actual amount $0.0029.
** The amount rounds to $(0.00), actual amount $(.0020).

               The accompanying notes to financial statements are an integral part of these highlights.

-----------------------------------------------------------------------------------------------------------------------
Top Ten Portfolio Holdings
December 31, 2004 (unaudited)
-------------------------------------------------------------------------------
                                                                  Percentage
        Name                                                    of Net Assets
        ----                                                    -------------
        International Speedway Corporation - Class A ..............     2.00%
        DaVita, Inc. ..............................................     1.93%
        Renal Care Group, Inc. ....................................     1.86%
        AptarGroup, Inc. ..........................................     1.76%
        ChoicePoint Inc. ..........................................     1.74%
        FLIR Systems, Inc. ........................................     1.71%
        O'Reilly Automotive, Inc. .................................     1.70%
        Brown & Brown, Inc. .......................................     1.65%
        Affiliated Managers Group, Inc. ...........................     1.60%
        HCC Insurance Holdings, Inc. ..............................     1.56%
                                                                       ------
        Total of top ten ..........................................    17.51%
                                                                       ------
                                                                       ------

-------------------------------------------------------------------------------
Sector Diversification (As a Percentage of Portfolio)
December 31,2004 (unaudited)
-------------------------------------------------------------------------------
        BAR CHART PLOT POINTS
        Health Care ...............................................    22.47%
        Financials ................................................    16.65%
        Information Technology ....................................    16.33%
        Consumer Discretionary ....................................    14.41%
        Industrials ...............................................    12.64%
        Short-Term Investments ....................................     7.81%
        Energy ....................................................     5.66%
        Consumer Staples ..........................................     2.26%
        Materials .................................................     1.77%
-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended December 31, 2004 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.
The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
                      Beginning          Ending
                       Account          Account             Expenses
                        Value            Value             Paid During
                       07/01/04         12/31/04             Period*
        --------------------------------------------------------------
        Actual          $1,000          $1,045                 $4.88
        Hypothetical     1,000           1,041                  4.87
         (5% return before expenses)
        * Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by
        184/366.

Schedule of Investments
December 31, 2004
-------------------------------------------------------------------------------
 Shares or
 Principal
  Amount                                                        Value
-----------                                                 --------------
COMMON STOCKS - 89.30%
              Consumer Discretionary-Consumer
               Durables & Apparel - 1.02%
     48,600   Yankee Candle Company, Inc. (The) *             $  1,612,548
                                                              ------------
              Consumer Discretionary-Hotels,
               Restaurants & Leisure - 5.20%
     63,750   Applebee's International, Inc.                     1,686,187
     60,000   International Speedway
               Corporation - Class A                             3,168,000
     17,500   P.F. Chang's China Bistro, Inc. *                    986,125
     42,500   Panera Bread Company *                             1,713,600
     15,000   Shuffle Master, Inc. *                               706,500
                                                              ------------
                                                                 8,260,412
                                                              ------------
              Consumer Discretionary-Media - 4.25%
     99,800   Emmis Communications Corporation *                 1,915,162
     58,000   Journal Communications, Inc.                       1,048,060
    140,000   Radio One, Inc. - Class A *                        2,254,000
     61,500   Salem Communications Corporation *                 1,534,425
                                                              ------------
                                                                 6,751,647
                                                              ------------
              Consumer Discretionary-Retail - 3.87%
     60,000   O'Reilly Automotive, Inc. *                        2,703,000
    105,000   Pier 1 Imports, Inc.                               2,068,500
      5,000   Tractor Supply Company *                             186,050
     40,000   United Auto Group, Inc.                            1,183,600
                                                              ------------
                                                                 6,141,150
                                                              ------------
              Consumer Staples-Food,
               Beverage & Tobacco - 1.72%
     33,500   Constellation Brands, Inc. - Class A *             1,558,085
     25,000   J.M. Smucker Company (The)                         1,176,750
                                                              ------------
                                                                 2,734,835
                                                              ------------
              Consumer Staples-Food &
               Staple Retail - 0.52%
    107,200   Fresh Brands, Inc.                                   830,800
                                                              ------------
              Energy - 4.36%
     70,000   Contango Oil & Gas Company *                         506,800
     56,000   Crosstex Energy, Inc.                              2,346,400
     45,500   Denbury Resources Inc. *                           1,248,975
    294,800   Exploration Company of Delaware (The) *            1,860,188
     55,000   Harvest Natural Resources, Inc. *                    949,850
                                                              ------------
                                                                 6,912,213
                                                              ------------
              Exchange Traded Fund - 1.17%
     27,500   iShares Russell 2000 Growth Index Fund             1,850,750
                                                              ------------
              Financials-Banks - 3.11%
    101,000   Baylake Corp.                                      1,752,350
     25,000   Commerce Bancorp, Inc.                             1,610,000
     55,000   FirstMerit Corporation                             1,566,950
                                                              ------------
                                                                 4,929,300
                                                              ------------
              Financials-Diversified - 6.66%
     37,500   Affiliated Managers Group, Inc. *                  2,540,250
     45,000   Eaton Vance Corp.                                  2,346,750
     45,000   Edwards (A.G.), Inc.                               1,944,450
     53,300   National Financial Partners Corporation            2,068,040
     70,000   Waddell & Reed Financial, Inc.                     1,672,300
                                                              ------------
                                                                10,571,790
                                                              ------------
              Financials-Insurance - 5.64%
     60,000   Brown & Brown, Inc.                                2,613,000
     75,000   HCC Insurance Holdings, Inc.                       2,484,000
     25,500   IPC Holdings, Ltd.                                 1,109,505
     16,000   Mercury General Corporation                          958,720
     43,400   Willis Group Holdings Limited                      1,786,778
                                                              ------------
                                                                 8,952,003
                                                              ------------
              Health Care-Equipment - 8.00%
     15,000   Advanced Medical Optics, Inc. *                      617,100
     25,000   Animas Corporation *                                 390,750
      4,800   Conor Medsystems, Inc. *                              66,480
     20,000   Exactech, Inc. *                                     365,800
     21,100   Fisher Scientific International Inc. *             1,316,218
     50,000   ICU Medical, Inc. *                                1,367,000
     24,100   Kinetic Concepts, Inc. *                           1,838,830
     48,300   Matthews International Corporation                 1,777,440
     42,500   Molecular Devices Corporation *                      854,250
     25,000   Ocular Sciences, Inc. *                            1,225,250
     32,000   Respironics, Inc. *                                1,739,520
     40,000   Wright Medical Group, Inc. *                       1,140,000
                                                              ------------
                                                                12,698,638
                                                              ------------
              Health Care-Pharmaceuticals &
               Biotechnology - 5.32%
     10,100   Axcan Pharma Inc. *                                  195,233
     49,000   Charles River Laboratories
               International, Inc. *                             2,254,490
     55,000   Medicis Pharmaceutical Corporation
               - Class A                                      $  1,931,050
     65,000   Shire Pharmaceuticals Group PLC                    2,076,750
     30,000   Taro Pharmaceutical Industries Ltd. *              1,020,900
     25,000   Techne Corporation *                                 972,500
                                                              ------------
                                                                 8,450,923
                                                              ------------
              Health Care-Services - 9.04%
     40,000   Accredo Health, Incorporated *                     1,108,800
     47,500   Advisory Board Company (The) *                     1,751,800
     70,000   AmSurg Corp. *                                     2,067,800
     77,500   DaVita, Inc. *                                     3,063,575
     27,500   IDEXX Laboratories, Inc. *                         1,501,225
     82,125   Renal Care Group, Inc. *                           2,955,679
     84,000   VCA Antech, Inc. *                                 1,646,400
     15,000   VistaCare, Inc. *                                    249,450
                                                              ------------
                                                                14,344,729
                                                              ------------
              Industrials-Capital Goods - 7.60%
     29,000   CUNO Incorporated *                                1,722,600
     43,000   DRS Technologies, Inc. *                           1,836,530
     28,500   Engineered Support Systems, Inc.                   1,687,770
     27,500   Fastenal Company                                   1,692,900
     30,150   Graco Inc.                                         1,126,103
     50,000   MSC Industrial Direct Co., Inc. - Class A          1,799,000
    143,800   Sypris Solutions, Inc.                             2,201,578
                                                              ------------
                                                                12,066,481
                                                              ------------
              Industrials-Commercial
               Services & Supplies - 3.23%
      5,000   Brady Corporation                                    312,850
     60,061   ChoicePoint Inc. *                                 2,762,205
      4,500   Corporate Executive Board Company (The)              301,230
     38,200   Stericycle, Inc. *                                 1,755,290
                                                              ------------
                                                                 5,131,575
                                                              ------------
              Industrials-Transportation - 1.75%
     24,500   C.H. Robinson Worldwide, Inc.                      1,360,240
     57,000   Knight Transportation, Inc. *                      1,413,600
                                                              ------------
                                                                 2,773,840
                                                              ------------
              Information Technology-
               Communication Equipment - 1.18%
     90,000   Andrew Corporation *                               1,226,700
     75,000   Tellabs, Inc. *                                      644,250
                                                              ------------
                                                                 1,870,950
                                                              ------------
              Information Technology-
               Hardware & Equipment - 6.64%
    110,000   Emulex Corporation *                               1,852,400
     42,500   FLIR Systems, Inc. *                               2,711,075
     85,000   Foundry Networks, Inc. *                           1,118,600
    495,000   Pemstar, Inc. *                                      895,950
     10,900   Plantronics, Inc.                                    452,023
     80,000   Tekelec *                                          1,635,200
    125,000   Vishay Intertechnology, Inc. *                     1,877,500
                                                              ------------
                                                                10,542,748
                                                              ------------
              Information Technology-Semiconductors &
               Semiconductor Equipment - 3.76%
    115,000   AMIS Holdings, Inc. *                              1,899,800
    105,000   Entegris, Inc. *                                   1,044,750
    150,000   Micrel, Incorporated *                             1,653,000
    138,900   Pericom Semiconductor Corporation *                1,309,827
      2,800   PortalPlayer, Inc. *                                  69,104
                                                              ------------
                                                                 5,976,481
                                                              ------------
              Information Technology-
               Software & Services - 4.67%
     92,500   Asia Satellite Telecommunications
               Holdings Limited                                  1,729,750
     65,000   Business Objects S.A. *                            1,647,100
     93,000   Keane, Inc. *                                      1,367,100
     60,000   Plexus Corp. *                                       780,600
    135,100   TESSCO Technologies Incorporated *                 1,890,049
                                                              ------------
                                                                 7,414,599
                                                              ------------
              Materials - 1.76%
     53,000   AptarGroup, Inc.                                   2,797,340
                                                              ------------
CONVERTIBLE PREFERRED STOCK - 1.27%
              Energy - 1.27%
        300   Contango Oil & Gas Company
               Series C Cumulative Convertible
               Preferred, par value $0.04 per share,
               Private Placement Restricted **
                (cost $1,500,000)                                2,023,845
                                                              ------------
                 TOTAL COMMON STOCKS
                  (cost $100,313,224)                          145,639,597
                                                              ------------
SHORT-TERM INVESTMENTS - 7.78%
              Commercial Paper - 6.14%
 $1,000,000   Fiserv, Inc.
               01/28/05, 2.50%                                     998,264
  1,250,000   Fiserv, Inc.
               01/12/05, 2.45%                                   1,249,234
  1,500,000   General Electric Capital Corporation
               01/07/05, 2.17%                                   1,499,639
  1,250,000   John Deere Capital Corporation
               01/21/05, 2.36%                                   1,248,525
  1,250,000   Kraft Foods Inc.
               01/25/05, 2.41%                                   1,248,159
  1,500,000   Prudential Financial, Inc.
               01/10/05, 2.35%                                   1,499,315
  1,000,000   Prudential Financial, Inc.
               01/05/05, 2.30%                                     999,872
  1,000,000   Time Warner Cable, Inc.
               01/14/05, 2.46%                                     999,248
                                                              ------------
                                                                 9,742,256
                                                              ------------
              Variable Rate Demand Note - 1.64%
  2,602,122   U.S. Bank N.A.
               01/03/05, 2.17%                                   2,602,122
                                                              ------------
                 TOTAL SHORT-TERM INVESTMENTS
                  (cost $12,344,378)                            12,344,378
                                                              ------------
                 TOTAL INVESTMENTS
                  (cost $112,657,602) - 99.52%                 157,983,975
                                                              ------------
              OTHER ASSETS,
               NET OF LIABILITIES - 0.48%                          760,693
                                                              ------------
                 TOTAL NET ASSETS
                  (Basis of percentages
                  disclosed above) - 100%                     $158,744,668
                                                              ------------
                                                              ------------
* Non-income producing security.
** Fair valued in accordance with the Fund's fair value policy (Note 1(a)).
The accompanying notes to financial statements are an integral part of this schedule.
Statement of Assets and Liabilities
December 31, 2004
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value (cost $112,657,602) ....   $157,983,975
                                                                  ------------
    Receivables -
         Investment securities sold ...........................        857,977
         Dividend and interest ................................         62,059
                                                                  ------------
              Total receivables ...............................        920,036
                                                                  ------------
    Other ................................................              12,568
                                                                  ------------
              Total assets ....................................    158,916,579
                                                                  ------------
LIABILITIES
    Payables -
         Due to adviser
            Management fee ....................................        105,642
            Accounting and administrative fee .................         13,279
         Other payables and accrued expense ...................         52,990
                                                                  ------------
              Total liabilities ...............................        171,911
                                                                  ------------
              Total net assets ................................   $158,744,668
                                                                  ------------
                                                                  ------------
NET ASSETS CONSIST OF
    Paid in capital ...........................................   $110,781,722
    Net unrealized appreciation on investments ................     45,326,373
    Accumulated undistributed
     net realized gain on investments .........................      2,636,573
                                                                  ------------
              Total net assets ................................   $158,744,668
                                                                  ------------
                                                                  ------------
NET ASSET VALUE PER SHARE ($.01 par value,
 20,000,000 shares authorized),
 offering price and redemption price
 ($158,744,668 / 8,102,266 shares outstanding) ................         $19.59
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.
Statement of Operations
For the year ended December 31, 2004
-------------------------------------------------------------------------------
INCOME
    Dividend ..................................................    $   916,317
    Interest ..................................................        105,684
                                                                   -----------
         Total income .........................................      1,022,001
                                                                   -----------
EXPENSES
    Management fee ............................................      1,149,201
    Transfer agent fees .......................................         69,128
    Legal fees ................................................         42,380
    Registration fees .........................................         29,055
    Postage and mailing .......................................         22,083
    Audit and tax fees ........................................         20,000
    Printing ..................................................         15,526
    Accounting and administrative fees ........................         13,279
    Accounting system and pricing service fees ................         10,633
    Custodian fees ............................................          7,527
    Directors' fees ...........................................          7,500
    Insurance .................................................          1,044
    Other operating expenses ..................................          5,533
                                                                   -----------
         Total expenses .......................................      1,392,889
                                                                   -----------
         Net investment loss ..................................       (370,888)
                                                                   -----------
NET REALIZED GAIN ON INVESTMENTS ..............................     12,402,785
                                                                   -----------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS ..........      7,471,977
                                                                   -----------
    Net realized and unrealized gain on investments ...........     19,874,762
                                                                   -----------
    Net increase in net assets resulting from operations ......    $19,503,874
                                                                   -----------
                                                                   -----------
The accompanying notes to financial statements are an integral part of this statement.
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
-------------------------------------------------------------------------------
                                                  2004                2003
                                             ------------        -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment loss .................... $   (370,888)        $   (393,244)
    Net realized gain
     on investments ........................   12,402,785            8,124,632
    Change in net unrealized
     appreciation on investments ...........    7,471,977           33,792,451
                                             ------------         ------------
         Net increase in net assets
          resulting from operations ........   19,503,874           41,523,839
                                             ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net realized gain on investments ..   (2,148,286)                  --
                                             ------------         ------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (1,026,238 and 10,716,877
     shares, respectively) .................   19,073,908          141,975,553
    Reinvestment of distributions
     (105,165 and 0
     shares, respectively) .................    2,043,359                   --
    Cost of shares redeemed
     (1,405,941 and 10,946,198
     shares, respectively) .................  (25,737,071)        (145,004,391)
                                             ------------         ------------
         Decrease in net assets
          derived from capital share
          transactions .....................   (4,619,804)          (3,028,838)
                                             ------------         ------------
         Total increase in net assets ......   12,735,784           38,495,001
                                             ------------         ------------
NET ASSETS
    Beginning of period ....................  146,008,884          107,513,883
                                             ------------         ------------
    End of period .........................  $158,744,668         $146,008,884
                                             ------------         ------------
                                             ------------         ------------

The accompanying notes to financial statements are an integral part of these statements.
Notes to Financial Statements
December 31, 2004
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Limited Edition, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal, institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the
         Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.
         Investment transactions are recorded no later than the first business day after the trade date.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
    (e)  Distributions from net investment income are generally declared and paid annually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain
         (loss) on investments and accumulated undistributed net investment income.  Accordingly, at December 31, 2004 reclassifications were recorded to increase accumulated undistributed net investment income and decrease paid in capital by $370,888.  This adjustment is attributable to the reclass of the net operating loss.
         The tax character of distributions paid during the years ended
         December 31 were as follows:
                                            12/31/2004        12/31/2003
                                            ----------        ----------
              Long-term capital gain .....  $2,148,286        $    --
                                            ----------        ----------
                                            ----------        ----------

         As of December 31, 2004, investment cost for federal tax purposes was
         $112,658,921 and the tax basis components of net assets were as follows:
              Unrealized appreciation ....................... $ 50,259,409
              Unrealized depreciation .......................   (4,934,355)
                                                              ------------
              Net unrealized appreciation ...................   45,325,054
                                                              ------------
              Undistributed ordinary income .................           --
              Accumulated undistributed net realized
               capital gain .................................    2,637,892
              Paid in capital ...............................  110,781,722
                                                              ------------
              Net assets .................................... $158,744,668
                                                              ------------
                                                              ------------
         The differences between book-basis and tax-basis unrealized appreciation, undistributed ordinary income and accumulated undistributed realized capital gain are attributable primarily to the tax deferral of losses from wash sales.
         As of December 31, 2004, the Fund has no capital loss carryforward.
         For the year ended December 31, 2004, the Fund realized no post-October losses for tax purposes.
         For the year ended December 31, 2004, the Fund had a tax deferral of wash loss sales of approximately $1,000.
                                         (f)
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value.  Also, the
         Adviser may be paid for accounting and administrative services rendered by its personnel.  The Fund incurred expenses of $13,279 for accounting and administrative services during the year ended December
         31, 2004.
    (b)  Independent Counsel --
         A director of the Adviser is affiliated with the law firm that provides services to the Fund.  The Fund incurred expenses of $36,525 for the year ended December 31, 2004 for services rendered by the law firm.
(3) Investment Transactions --
    For the year ended December 31, 2004, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $50,860,791 and $62,617,331, respectively.

------------------------------------------------------------------------------
Tax Information
December 31, 2004 (unaudited)
------------------------------------------------------------------------------
For the year ended December 31, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%.  The Fund does not intend to designate any dividends as qualifying for this rate.
For the year ended December 31, 2004, there were no dividends paid from ordinary income; therefore, corporate shareholders are not able to take the dividends received deduction.
The Fund hereby designates approximately $2,148,286 as a capital gain dividend for the purposes of the dividends paid deduction.
Report of Independent Registered Public Accounting Firm
-------------------------------------------------------------------------------
To the Shareholders and Board of Directors of Nicholas Limited Edition, Inc.:
We have audited the accompanying statement of assets and liabilities of
Nicholas Limited Edition, Inc. (the "Fund"), including the schedule of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The Fund's financial highlights for the periods ended prior to December 31, 2002, were audited by other auditors who have ceased operations.  Those auditors expressed an unqualified opinion on those financial highlights in their report dated January 14, 2002.
We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund's custodian.  We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin
January 27, 2005

Historical Record
(unaudited)
--------------------------------------------------------------------------------------------------
                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio **     Investment ***
                        -----------  --------------  -------------  --------------  --------------
May 18, 1987 * .........  $10.00        $  --           $  --             --            $10,000
December 31, 1987 ......    9.15          .0900            --            13.9 times       9,242
December 31, 1988 ......   11.29          .0969           .2527          14.1            11,762
December 31, 1989 ......   12.49          .1453           .6151          16.3            13,804
December 31, 1990 ......   12.03          .1207           .1213          14.2            13,566
December 31, 1991 ......   16.86          .1228           .2407          21.9            19,429
December 31, 1992 ......   18.77          .0815           .8275          18.8            22,690
December 31, 1993 ......   18.68          .0867          1.6782          20.4            24,738
December 31, 1994 ......   17.09          .1031           .9065          18.3            23,985
December 31, 1995 ......   19.22          .0761          2.9353          25.2            31,223
December 31, 1996 ......   20.74          .0124          2.6151          30.7            38,031
December 31, 1997 ......   25.07          .0029          2.4886          33.0            50,590
December 31, 1998 ......   24.20          .0142          1.2490          30.3            51,436
December 31, 1999 ......   22.61          .0538           .5439          23.4            49,333
December 31, 2000 ......   15.16           --            5.5800          25.9            45,063
December 31, 2001 ......   16.37           --             .0357          25.5            48,764
December 31, 2002 ......   12.49           --             .0311          21.4            37,299
December 31, 2003 ......   17.43           --              --            24.2            52,051
December 31, 2004 ......   19.59           --             .2679 (a)      25.3            59,309
  * Date of Initial Public Offering.
 ** Based on latest 12 months accomplished earnings.
*** Assuming reinvestment of all distributions.

(a) Paid $0.2679 on December 22, 2004 to shareholders of record on December 21, 2004.

   Range in quarter end price/earnings ratios
           High                      Low
------------------------     -------------------
September 30, 1997  35.5     June 30, 1988  13.3

INFORMATION ON PROXY VOTING
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-227-5987 (toll-free) or 414-272-6133.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the period from July 1, 2003 to June 30, 2004 is also available on the Fund's website, www.nicholasfunds.com, and the SEC's website, www.sec.gov.
QUARTERLY PORTFOLIO SCHEDULE
(unaudited)
---------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

DIRECTORS AND OFFICERS OF THE FUND
(unaudited)
-----------------------------------------------------------------------------------------------------------------------
    The following table sets forth the pertinent information about the Fund's directors and officers as of December 31,
2004.  Unless otherwise listed, the business address of each director and officer is 700 North Water Street, Milwaukee,
WI 53202.
                                                                                             Number of
                                                  Term of                                  Portfolios in      Other
                                                 Office and                                Fund Complex   Directorships
                                Positions Held   Length of      Principal Occupations        Overseen         Held
Name and Age                       With Fund    Time Served      During Past 5 Years        by Director    by Director
-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
David O. Nicholas, 43 (1), (3)   President,      (2), (4)      President, Chief Investment        4            None
                                 Director and                  Officer and Director, Nicholas
                                 Portfolio                     Company, Inc., the Adviser to the
                                 Manager                       Fund. He has been Portfolio
                                                               Manager for Nicholas II, Inc.
                                                               and Nicholas Limited Edition, Inc.
                                                               and has been Co-Portfolio Manager
                                                               of Nicholas Fund, Inc.; and also
                                                               Nicholas Income Fund, Inc. and
                                                               Nicholas Equity Income Fund, Inc.
                                                               since April 2001 and July 2001,
                                                               respectively.
DISINTERESTED DIRECTORS
Robert H. Bock, 72               Director       (2), 3 years   Private Investor,                  5            None
                                                               Dean Emeritus of Business
                                                               Strategy and Ethics, University of
                                                               Wisconsin School of Business,
                                                               1997 to present.
Timothy P. Reiland, 48           Director       (2), 2 years   Private Investor,                  6            None
                                                               Chairman and Chief Financial
                                                               Officer, Musicnotes, Inc.,
                                                               October 2001 to present.
                                                               Investment Analyst from 1987
                                                               to October 2001, Tucker Anthony
                                                               Incorporated, a brokerage firm.
                                                               He is a Chartered Financial
                                                               Analyst.
Jay H. Robertson, 53             Director       (2), 2 years   Private Investor, April 2000       7            None
                                                               to present.  Chairman of the
                                                               Board of Robertson-Ryan and
                                                               Associates, Inc., an insurance
                                                               brokerage firm from 1993 to
                                                               March 2000.
OFFICERS
Albert O. Nicholas, 73 (3)       Executive       Annual,       Chief Executive Officer and
                                 Vice President  18 years      Chairman of the Board, Nicholas
                                                               Company, Inc., the Adviser
                                                               to the Fund.  He has been
                                                               Co-Portfolio Manager of Nicholas
                                                               Fund, Inc.; and Nicholas Equity
                                                               Income Fund, Inc. since
                                                               July 2001.  He formerly was
                                                               the sole Portfolio Manager
                                                               of these funds, since the
                                                               time the Adviser managed them.
                                                               He was a Director of the Fund
                                                               until October 29, 2004.
David L. Johnson, 62 (3)         Executive       Annual,       Executive Vice President,
                                 Vice President  18 years      Nicholas Company, Inc., the
                                                               Adviser to the Fund.
Thomas J. Saeger, 60             Executive       Annual,       Executive Vice President and
                                 Vice President  18 years      Assistant Secretary, Nicholas
                                                               Company, Inc., the Adviser to
                                                               the Fund.
Jeffrey T. May, 48               Senior Vice     Annual,       Senior Vice President, Treasurer
                                 President,      11 years      and Chief Compliance Officer, Nicholas
                                 Secretary,                    Company, Inc., the Adviser to the
                                 Treasurer and                 Fund.  He is Portfolio Manager
                                 Chief Compliance              of Nicholas Money Market Fund, Inc.
                                 Officer
Lynn S. Nicholas, 48 (3)         Senior Vice     Annual,       Senior Vice President, Nicholas
                                 President       18 years      Company, Inc. the Adviser to the
                                                               Fund.
Lawrence J. Pavelec, 46          Senior Vice     Annual,       Senior Vice President, Nicholas
                                 President       < 1 year      Company, Inc., the Adviser to the
                                                               Fund.  He has been Co-Portfolio
                                                               Manager for and primarily responsible
                                                               for the day-to-day management of the
                                                               portfolio of Nicholas Income Fund,
                                                               Inc., since April 2003.  He was a
                                                               portfolio manager for Brandes
                                                               Investment Partners from 1999 to
                                                               April 2003.
Mark J. Giese, 34                Vice President  Annual,       Vice President, Nicholas Company,
                                                 7 years       Inc., the Adviser to the Fund. He has
                                                               been the Portfolio Manager of Nicholas
                                                               Liberty Fund since December 2001.
Candace L. Lesak, 47             Vice President  Annual,       Employee, Nicholas Company, Inc.,
                                                 11 years      the Adviser to the Fund.
____________________
(1)     David O. Nicholas is the only director of the Fund who is an "interested person" of the Fund, as that term is defined in the 1940 Act.
(2)     Until duly elected or re-elected at a subsequent annual meeting of the Fund.
(3)     David O. Nicholas and Lynn S. Nicholas are the son and daughter, respectively, of Albert O.
        Nicholas.  David L. Johnson is the brother-in-law of Albert O. Nicholas.
(4)     Elected October 29, 2004.
    The Fund's Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling 800-227-5987 (toll-free)
or 414-272-6133.
Nicholas Limited Edition, Inc. Privacy Policy
(unaudited)
-------------------------------------------------------------------------------
      Nicholas Limited Edition, Inc. respects each shareholders' right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
      We collect the following non-public personal information about you:
      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
      * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
      We may share non-public personal information about you:
      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
      * With a party representing you, with your consent, such as your broker or lawyer.
      * When required by law, such as in response to a subpoena or other legal process.
      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.
Nicholas Family of Funds
Services Offered (unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP
*     Coverdell Education Accounts
*     Self-employed Master Retirement Plan
      * Profit Sharing   * Money Purchase
*     Automatic Investment Plan
*     Direct Deposit of Dividend and Capital Gain Distributions
*     Systematic Withdrawal Plan with Direct Deposit
*     Monthly Automatic Exchange between Funds
*     Telephone Redemption
*     Telephone Exchange
*     24-hour Automated Account Information (1-800-544-6547)
*     24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds (1-800-227-5987).

                            Directors and Officers

                   DAVID O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

                 ALBERT O. NICHOLAS, Executive Vice President

                  THOMAS J. SAEGER, Executive Vice President

              JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                    LYNN S. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-272-6133 or 800-227-5987

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                  Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                 ANNUAL REPORT

                        NICHOLAS LIMITED EDITION, INC.
700 North Water Street
Milwaukee, WIsconsin 53202
www.nicholasfunds.com
December 31, 2004

Item 2. Code of Ethics.

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND

SENIOR FINANCIAL OFFICERS

I.    Covered Officers/Purpose of the Code

    The Nicholas Family of Funds code of ethics (this "Code") for the investment companies within the complex (collectively, "Funds" and each, "Company") applies to the Company's Principal Executive Officer and Principal Financial Officer (the "Covered Officers" each of whom are set forth in Exhibit A) for the purpose of promoting:

* honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

* full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Company;

* compliance with applicable laws and governmental rules and regulations;

* the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

* accountability for adherence to the Code.

    Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

    Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Company. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Company.

    Certain conflicts of interest arise out of the relationships between Covered Officers and the Company and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Company because of their status as "affiliated persons" of the Company. The Company's and the investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

    Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Company and the investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Company or for the adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser and the Company. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Company and the adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Company. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of Directors ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

    Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Company.

* * *

    Each Covered Officer must:

* not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Company whereby the Covered Officer would benefit personally to the detriment of the Company;

* not cause the Company to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Company;

* not use material non-public knowledge of portfolio transactions made or contemplated for the Company to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

* report, at least annually:

* officer and director positions in corporations, public or private, for profit or not for profit, or in which the Covered Officer or any of his immediate family members holds 5% or more of its outstanding stock;

* Positions as a trustee, executor or other fiduciary;

* Ownership interest in any broker-dealer or bank;

* Transactions between the Covered Officer and any of the Nicholas Family of Funds, the Nicholas Company or any company in which any director of any of the Nicholas Family of Funds is an officer or director.

* Situations in which any immediate family member of the Covered Employee is an officer, director or employee of any company in which any officer or director of the Nicholas Company or any of the Nicholas Family of Funds is a director or executive officer.

    There are some conflict of interest situations that should always be discussed with the appropriate officer if material. If the matter involves Jeffrey T. May, he should discuss the matter with David O. Nicholas. If the matter involves any other person, that person should discuss the matter with Jeffrey T. May. In each case, the officer with whom such matter is discussed is encouraged to review the matter with counsel to the Company. Examples of these include:

* service as a director on the board of any public company;

* the receipt of any non-nominal gifts;

* the receipt of any entertainment from any company with which the Company has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

* any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than its investment adviser, principal underwriter, administrator or any affiliated person thereof;

* a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Company for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. Disclosure and Compliance

* Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Company;

* each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Company to others, whether within or outside the Company, including to the Company's directors and auditors, and to governmental regulators and self-regulatory organizations;

* each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and the adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds files with, or submits to, the SEC and in other public communications made by the Funds; and

* it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV. Reporting and Accountability

    Each Covered Officer must:

* upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code;

* annually thereafter affirm to the Board that he has complied with the requirements of the Code;

* not retaliate against any other Covered Officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

* notify the appropriate person promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code. Each Covered Officer should notify Jeffrey T. May unless the person violating the Code is Jeffrey T. May, in which case such person should notify David O. Nicholas. In each case, each Covered Officer is encouraged to also contact counsel to the Fund.

    Jeffrey T. May is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation; provided that if the situation involves Jeffrey T. May directly, then Mr. David O. Nicholas is responsible for applying the Code to him and he has authority to interpret the Code with respect to such application. Both Jeffrey T. May and David O. Nicholas are encouraged to discuss the matter with counsel to the Fund. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Independent Directors (the "Committee").

    The Company will follow these procedures in investigating and enforcing this Code:

* Jeffrey T. May or David O. Nicholas, with the advice of counsel will take all appropriate action to investigate any potential violations reported to him;

* if, after such investigation, the officer making such investigation believes that no violation has occurred, he is not required to take any further action;

* any matter that the officer making the investigation believes is a violation will be reported to the independent directors;

* if the independent directors concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

* the independent directors will be responsible for granting waivers, as appropriate; and

* any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V. Other Policies and Procedures

    This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Funds' and their investment adviser's codes of ethics under Rule 17j-1 under the Investment Company Act and the adviser's more detailed policies and procedures are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI. Amendments

    Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent directors.

VII. Confidentiality

    All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board and its counsel, the appropriate Company and the Nicholas Company.

VIII. Internal Use

    The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Company, as to any fact, circumstance, or legal conclusion.

Date: November 20, 2003

Affirmed: November 19, 2004

Exhibit A

Persons Covered by this Code of Ethics

The Nicholas Company	Albert O. Nicholas	Jeffrey T. May
Nicholas Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas II, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Limited Edition, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Income Fund, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Equity Income Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Liberty Fund	David O. Nicholas	Jeffrey T. May
Nicholas Money Market Fund, Inc.	Albert O. Nicholas	Jeffrey T. May

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that Mr. Timothy P. Reiland, an independent director, qualifies as an audit committee financial expert as that term is defined for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Fund's principal accountant (the "Auditor") for the audit of the Fund's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $17,200 in 2004 and $17,200 in 2003.

(b) Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the Auditor to the Fund that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,800 in 2004 and $2,800 in 2003. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed in each of the last two fiscal years for Tax Services by the Auditor to the Fund's investment adviser which required pre-approval by the Board of Directors as described in paragraph (e)(1) of this Item 4.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item 4.

There were no fees billed in each of the last two fiscal years for Non-Audit Services by the Auditor to the Fund's investment adviser which required pre-approval by the Board of Directors as described in paragraph (e)(1) of this Item 4.

(e) Audit Committee Pre-Approval Policies and Procedures. The Fund's Board of Director's has not adopted any pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.  The Fund's Board of Directors meets with the Auditors and management to review and pre-approve the Auditor's engagements for audit and non-audit services to the Fund and its Adviser prior to each engagement.

(f)  No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed in each of the last two fiscal years by the Auditor for services rendered to the Fund or the Fund's investment adviser that provides ongoing services.

(h)  No disclosures are required by this Item 4(h).

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 02/28/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 02/28/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 02/28/2005